Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

Revenue consisted of the following (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Construction
Public sector	$21,439	$16,195	$64,003	$46,345	$94,717
Private sector	14,535	3,011	14,072	18,835	32,854
Healthcare
Public sector	—	—	—	—	—
Private sector	1,173	—	—	—	—
Technology
Public sector	788	—	—	—	—
Private sector	1,142	—	—	—	—
	$39,077	$19,206	$78,075	$65,180	$127,571

Summary of Company Expects to Recognize Revenue on Remaining Performance Obligations
Amount
Within 12 months	$186,067
13 to 24 months	326
Beyond 24 months	437
Total	$186,830

Summary of Contract Assets And Liabilities Associated With Uncompleted Contracts

As of June 30, 2026 (Successor) and December 31, 2025 (Predecessor), the contract assets and liabilities associated with uncompleted contracts are summarized as follows (in thousands):

	Successor - AIAI June 30, 2026	Predecessor - CCCI December 31, 2025
Contract assets classified as:
Costs and estimated earnings in excess of billings on contracts in progress	$27,297	$2,738
Retainage receivable on open contracts	14,420	11,884
	$41,717	$14,622
Contract liabilities – current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	$3,100	$2,819
Retainage payable on open contracts	7,777	3,547
	$10,877	$6,366
Contract liabilities – non-current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	$764	$—